EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	21,259	$2,080,831

Automotive Retail - 3.1%
AutoNation, Inc.(a)	17,399	2,773,053
Group 1 Automotive, Inc.	8,723	2,593,173
		5,366,226

Broadcasting - 1.7%
Fox Corp. - Class A	83,778	2,879,450

Broadline Retail - 1.7%
Dillard's, Inc. - Class A	6,533	2,877,068

Building Products - 4.3%
Builders FirstSource, Inc.(a)	15,542	2,151,168
Owens Corning	16,924	2,940,038
Quanex Building Products Corp.	80,911	2,237,189
		7,328,395

Coal & Consumable Fuels - 1.0%
Consol Energy, Inc.	17,152	1,750,019

Commercial Printing - 1.5%
Ennis, Inc.	118,976	2,604,385

Construction Machinery & Heavy Transportation Equipment - 6.2%
Allison Transmission Holdings, Inc.	44,486	3,376,487
Paccar, Inc.	26,419	2,719,572
Terex Corp.	43,651	2,393,821
Wabash National Corp.	101,186	2,209,902
		10,699,782

Education Services - 1.7%
Perdoceo Education Corp.	139,220	2,982,092

Electrical Components & Equipment - 4.6%
Atkore, Inc.	16,088	2,170,754
Encore Wire Corp.	11,503	3,333,914
Preformed Line Products Co.	19,324	2,406,611
		7,911,279

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Electronic Components - 1.4%
Vishay Intertechnology, Inc.	109,230	$2,435,829

Electronic Manufacturing Services - 1.9%
Sanmina Corp.(a)	50,217	3,326,876

Fertilizers & Agricultural Chemicals - 1.4%
CF Industries Holdings, Inc.	31,284	2,318,770

Food Distributors - 1.5%
Andersons, Inc.	53,004	2,628,998

Food Retail - 1.1%
Ingles Markets, Inc. - Class A	28,241	1,937,615

Home Furnishings - 1.3%
Ethan Allen Interiors, Inc.	82,302	2,295,403

Homebuilding - 15.3%
DR Horton, Inc.	16,693	2,352,544
KB Home	40,865	2,867,906
Lennar Corp. - Class A	16,977	2,544,343
M/I Homes, Inc.(a)	19,313	2,358,890
Meritage Homes Corp.	14,842	2,402,178
NVR, Inc.(a)	359	2,724,293
PulteGroup, Inc.	24,614	2,710,001
Taylor Morrison Home Corp.(a)	48,403	2,683,462
Toll Brothers, Inc.	24,974	2,876,505
Tri Pointe Homes, Inc.(a)	72,758	2,710,236
		26,230,358

Human Resource & Employment Services - 1.7%
Heidrick & Struggles International, Inc.	91,273	2,882,401

Industrial Machinery & Supplies & Components - 1.8%
Mueller Industries, Inc.	53,994	3,074,418

Integrated Oil & Gas - 2.4%
Exxon Mobil Corp.	36,044	4,149,385

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Leisure Products - 2.2%
Malibu Boats, Inc. - Class A(a)	47,970	$1,680,869
MasterCraft Boat Holdings, Inc.(a)	114,116	2,154,510
		3,835,379

Managed Health Care - 1.1%
Molina Healthcare, Inc.(a)	6,486	1,928,288

Marine Transportation - 1.6%
Matson, Inc.	21,227	2,780,100

Oil & Gas Exploration & Production - 7.7%
APA Corp.	53,332	1,570,094
ConocoPhillips	15,525	1,775,750
Devon Energy Corp.	38,456	1,822,814
EOG Resources, Inc.	15,008	1,889,057
Ovintiv, Inc.	41,564	1,948,105
SM Energy Co.	47,351	2,046,984
Viper Energy, Inc.	57,812	2,169,684
		13,222,488

Oil & Gas Refining & Marketing - 5.7%
HF Sinclair Corp.	33,169	1,769,234
Marathon Petroleum Corp.	11,585	2,009,766
PBF Energy, Inc. - Class A	41,718	1,919,862
Phillips 66	13,457	1,899,725
Valero Energy Corp.	13,909	2,180,375
		9,778,962

Oil & Gas Storage & Transportation - 3.7%
Cheniere Energy, Inc.	10,660	1,863,688
Hess Midstream LP - Class A	59,311	2,161,293
International Seaways, Inc.	39,011	2,306,720
		6,331,701

Packaged Foods & Meats - 1.6%
Cal-Maine Foods, Inc.	44,298	2,707,051

Real Estate Development - 1.4%
Forestar Group, Inc.(a)	74,557	2,385,079

Semiconductor Materials & Equipment - 1.2%
Photronics, Inc.(a)	83,629	2,063,128

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 2.4%
Coca-Cola Consolidated, Inc.	3,728	$4,044,880

Steel - 8.3%
Alpha Metallurgical Resources, Inc.	6,760	1,896,383
Arch Resources, Inc.	14,191	2,160,296
Commercial Metals Co.	50,977	2,803,225
Nucor Corp.	14,205	2,245,526
Steel Dynamics, Inc.	21,056	2,726,752
Warrior Met Coal, Inc.	37,906	2,379,360
		14,211,542

Technology Distributors - 1.5%
Arrow Electronics, Inc.(a)	21,127	2,551,297

Tobacco - 2.0%
Altria Group, Inc.	74,388	3,388,373

Trading Companies & Distributors - 2.6%
BlueLinx Holdings, Inc.(a)	22,829	2,125,152
Boise Cascade Co.	19,711	2,349,945
		4,475,097
TOTAL COMMON STOCKS (Cost $144,943,676)		171,462,945

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	428,952	428,952
TOTAL SHORT-TERM INVESTMENTS (Cost $428,952)		428,952

TOTAL INVESTMENTS - 100.0% (Cost $145,372,628)		$171,891,897
Liabilities in Excess of Other Assets - 0.0%(c)		(37,965)
TOTAL NET ASSETS - 100.0%		$171,853,932

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EUCLIDEAN FUNDAMENTAL VALUE ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$171,462,945	$—	$—	$171,462,945
Money Market Funds	428,952	—	—	428,952
Total Investments	$171,891,897	$—	$—	$171,891,897

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.